Consolidated Statements of Operations - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2026
Revenue
Total revenue	$ 0	$ 9,460
Revenue from Contract with Customer, Product and Service [Extensible Enumeration]	Staking And Validator Commission Revenue [Member]	Staking And Validator Commission Revenue [Member]
Operating income (expense):
Unrealized gain on HYPE digital assets	$ 0	$ 709,875
Loss on HYPE contribution commitment	0	(169,156)
IPR&D write-off from Sonnet acquisition	0	(35,605)
Selling, general and administrative and research and development expenses	(597)	(13,951)
Total operating income (expense)	(597)	491,163
Net operating income (loss)	(597)	500,623
Other income (expense):
Other expense	0	(14,275)
Gain (loss) from equity method investment in Guidant	0	(362)
Other income	0	323
Interest income	0	2,708
Total other income (expense)	0	(11,606)
Net income (loss) before income taxes	(597)	489,017
Provision for income taxes	0	(183,475)
Net income (loss)	(597)	305,542
Less: Net income allocated to participating preferred stockholders	0	(49,358)
Net income (loss) attributable to common stockholders	$ (597)	$ 256,184
Net income (loss) per common share - Basic	$ 0	$ 3.21
Net income (loss) per common share - diluted	$ 0	$ 3.21
Weighted average number of common shares outstanding - basic	0	79,774,081
Weighted average number of common shares outstanding - diluted	0	79,798,538